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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ___________________________ This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Birch Run Capital, LLC
Address: 1350 Broadway, Suite 2412
         New York, NY 10018

13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caren Abramovich
Title: Chief Operating & Compliance Officer
Phone: 212-433-1980

Signature, Place, and Date of Signing:

/s/  Caren Abramovich    New York, NY    2/13/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in his list, omit this section.]

    Form 13F File Number       Name
    28-___________________     __________________________________________

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form13F Information Table Entry Total:           19
Form13F Information Table Value Total:      151,503
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                       2

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                          FORM 13F INFORMATION TABLE

     COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
-------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                                                                  VOTING AUTHORITY
                                                         SHRS
                                               VALUE    OR PRN   SH/ PUT/ INVESTMENT  OTHER
  NAME OF ISSUER     TITLE OF CLASS  CUSIP    (X$1000)   AMT     PRN CALL DISCRETION MANAGERS SOLE  SHARED     NONE
-------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ---------
BANK OF AMERICA
 CORP                COM            060505104     945    170,000 SH  CALL   OTHER
CHATHAM LODGING TR   COM            16208T102   4,925    456,902 SH         OTHER                    456,902
CIT GROUP INC        COM NEW        125581801   8,173    234,397 SH         OTHER                    108,860   125,537
CORE MARK HOLDING
 CO INC              COM            218681104   1,405     35,481 SH         OTHER                     35,481
EAGLE MATERIALS INC  COM            26969P108   2,898    112,952 SH         OTHER                     12,952   100,000
EMCOR GROUP INC      COM NEW        29084Q100   5,362    200,000 SH         OTHER                    200,000
ENERGY PARTNERS LTD  COM NEW        29270U303  21,407  1,466,228 SH         OTHER                    619,623   846,605
ISHARES TR           BARCLYS 20+ YR 464287432  11,107     91,600 SH  PUT    OTHER                     91,600
PNC FINL SVCS GROUP
 INC.                COM            693475105   2,018     35,000 SH  CALL   OTHER
PRIMUS
 TELECOMMUNICATIONS
 GR                  COM            741929301     478     37,786 SH         OTHER                     37,786
QUIKSILVER INC       COM            74838C106   7,586  2,101,433 SH         OTHER                  1,101,433 1,000,000
REGIS CORP MINN      COM            758932107  47,425  2,865,533 SH         OTHER                  2,126,806   738,727
RETAIL OPPORTUNITY
 INVTS COR           COM            76131N101   8,749    738,935 SH         OTHER                     53,935   685,000
RETAIL OPPORTUNITY
 INVTS COR           COM            76131N101   4,400    371,600 SH  CALL   OTHER
SLM CORP             COM            78442P106     925     69,000 SH         OTHER                     69,000
STAPLES INC          COM            855030102   1,445    104,000 SH         OTHER                    104,000
STARWOOD PPTY TR
 INC                 COM            85571B105  17,846    964,150 SH         OTHER                    307,750   656,400
WALTER INVT MGMT
 CORP                COM            93317W102   4,036    196,763 SH         OTHER                    196,763
ZIPREALTY INC        COM            98974V107     373    338,661 SH         OTHER                    338,661